Discontinued operations and assets classified as held for sale - Text Details (Detail) - EUR (€) € in Millions		11 Months Ended	12 Months Ended
		Nov. 28, 2017	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017		Jun. 30, 2017
Discontinued operations and assets classified as held for sale - Text Details (Detail) [Line Items]
Profit (loss) from discontinued operations	[3]		€ (19)	[1],[2]	€ (213)	[1],[2]	€ 843	[4],[5]
Result on the sale of discontinued operations net of tax			62
Cash flows from (used in) investing activities, discontinued operations			(14)		662		856
Combined Lumileds and Automotive Lighting businesses [Member]
Discontinued operations and assets classified as held for sale - Text Details (Detail) [Line Items]
Profit (loss) from discontinued operations					12		(29)
Sale of stake									80.10%
Result on the sale of discontinued operations net of tax					8		(98)
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations		€ 1,067
Discontinued operations [member]
Discontinued operations and assets classified as held for sale - Text Details (Detail) [Line Items]
Profit (loss) from discontinued operations			(19)		(213)		843
Discontinued operations [member] | Net business impact [Member]
Discontinued operations and assets classified as held for sale - Text Details (Detail) [Line Items]
Assets and liabilities directly associated with assets held for sale					52		44
Discontinued operations [member] | Property, plant and equipment [member]
Discontinued operations and assets classified as held for sale - Text Details (Detail) [Line Items]
Assets classified as held for sale			13		23		40
Discontinued operations [member] | Deconsolidation Signify [Member]
Discontinued operations and assets classified as held for sale - Text Details (Detail) [Line Items]
Cash flows from (used in) investing activities, discontinued operations		(175)			(642)
Other operations [Member]
Discontinued operations and assets classified as held for sale - Text Details (Detail) [Line Items]
Profit (loss) from discontinued operations			€ (19)		(27)		(24)
Signify Member
Discontinued operations and assets classified as held for sale - Text Details (Detail) [Line Items]
Profit (loss) from discontinued operations					(198)		896
Dividend income					32
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation					218
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations		545
Net cash and cash equivalents of disposed asset held for sale		€ 720
Signify Member | Deconsolidation Signify [Member]
Discontinued operations and assets classified as held for sale - Text Details (Detail) [Line Items]
Non-current assets or disposal groups classified as held for sale							€ 1,264
Signify Member
Discontinued operations and assets classified as held for sale - Text Details (Detail) [Line Items]
Profit (loss) from discontinued operations					€ 198

[1]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[2]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[3]	The accompanying notes are an integral part of these consolidated financial statements. For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items
[4]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[5]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.